Expense Example	Aug. 31, 2026 USD ($)
Emerald Finance and Banking Innovation Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 653
Expense Example, with Redemption, 3 Years	1,032
Expense Example, with Redemption, 5 Years	1,435
Expense Example, with Redemption, 10 Years	2,556
Emerald Finance and Banking Innovation Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	766
Expense Example, with Redemption, 5 Years	1,310
Expense Example, with Redemption, 10 Years	2,792
Emerald Finance and Banking Innovation Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,633
Emerald Finance and Banking Innovation Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,092
Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,060
Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,177
Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,408
Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,292
Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,407
Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,566